Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of intangible assets [Abstract]
Beginning balance, Cost	$ 15,276,146	$ 11,976,204	$ 11,976,204
Ending balance, Cost	18,670,418	15,276,146	18,670,418
Beginning balance, Accumulated Amortization	10,925,609	5,427,086	5,427,086
Ending balance, Accumulated Amortization	11,682,887	10,925,609	11,682,887
Balance, Net Book Value	6,987,531	4,350,537	6,987,531
Additions, Cost	3,405,862	3,292,316
Foreign exchange, Cost	(11,590)	7,626
Additions, Accumulated Amortization		796,963	762,094
Impairment, Accumulated Amortization		4,739,286
Foreign exchange, Accumulated Amortization		(37,726)	(4,816)
Development Costs [Member]
Schedule of intangible assets [Abstract]
Beginning balance, Cost	13,315,526	10,540,477	10,540,477
Ending balance, Cost	16,709,798	13,315,526	16,709,798
Beginning balance, Accumulated Amortization	9,058,517	4,283,382	4,283,382
Ending balance, Accumulated Amortization	9,722,267	9,058,517	9,722,267
Balance, Net Book Value	6,987,531	4,257,009	6,987,531
Additions, Cost	3,405,862	2,769,679
Foreign exchange, Cost	(11,590)	5,370
Additions, Accumulated Amortization		469,789	668,566
Impairment, Accumulated Amortization		4,339,366
Foreign exchange, Accumulated Amortization		(34,020)	(4,816)
Uniden License [Member]
Schedule of intangible assets [Abstract]
Beginning balance, Cost	116,726	116,543	116,543
Ending balance, Cost	116,726	116,726	116,726
Beginning balance, Accumulated Amortization	116,726	97,460	97,460
Ending balance, Accumulated Amortization	116,726	116,726	116,726
Balance, Net Book Value
Additions, Cost
Foreign exchange, Cost		183
Additions, Accumulated Amortization		19,418
Impairment, Accumulated Amortization
Foreign exchange, Accumulated Amortization		(152)
E-Wave License [Member]
Schedule of intangible assets [Abstract]
Beginning balance, Cost	1,321,257	1,319,184	1,319,184
Ending balance, Cost	1,321,257	1,321,257	1,321,257
Beginning balance, Accumulated Amortization	1,321,257	1,046,244	1,046,244
Ending balance, Accumulated Amortization	1,321,257	1,321,257	1,321,257
Balance, Net Book Value
Additions, Cost
Foreign exchange, Cost		2,073
Additions, Accumulated Amortization		278,567
Impairment, Accumulated Amortization
Foreign exchange, Accumulated Amortization		(3,554)
Clear RF Patent + Supplier relationship [Member]
Schedule of intangible assets [Abstract]
Beginning balance, Cost	522,637
Ending balance, Cost	522,637	522,637	522,637
Beginning balance, Accumulated Amortization	429,109
Ending balance, Accumulated Amortization	522,637	429,109	522,637
Balance, Net Book Value		93,528
Additions, Cost		522,637
Foreign exchange, Cost
Additions, Accumulated Amortization		29,189	93,528
Impairment, Accumulated Amortization		399,920
Foreign exchange, Accumulated Amortization